5. Segment Reporting - Narrative (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum | Genentech Inc.
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%